ITEM 1. REPORTS TO STOCKHOLDERS


                                          Combined Penny Stock Fund, Inc.




                                                2001 Annual Report

The Company

Combined Penny Stock Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

TO OUR SHAREHOLDERS;

It has been a very difficult year for the Country, the markets, and for Combined Penny Stock Fund, Inc. During the year ended September 30, 2001 the Funds' Net Asset Value decreased 32% from $.028 per share to $.019 per share. A number of the stocks that we held in our portfolio increased in value nicely during the year and were sold for realized gains.

While these results are in line with the typical equity fund offerings, they are still unacceptable from our perspective. We have recently made some investments in the tech arena which we believe will be one of the strongest sectors in the coming year.

How long the U.S. economy remains weak is completely unknown. We do know, however, that the Federal Reserve and the U.S. Government continues to react to the conditions with additional rate reductions and stimulus packages.

The Board of Directors has once again authorized the repurchase of up to five percent(5%) of the outstanding shares at or below net asset value for this fiscal year. During the year just ended, we were able to purchase 1,755,000 shares.

Thanks to our shareholders for their continued support of the Fund,

Sincerely

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
September 30, 2001

Corporate Information

-------------------------------------------------------------------------------

Officers and Directors                     Stock Transfer Agent
John R. Overturf, Jr., President/Director  Computershare Investor Services, Inc.
Dr. A. Leonard Nacht, Secretary/Director   12039 West Alameda Parkway Suite #Z-2
Brian E. Power, Director                   Lakewood, CO  80228
Jeffrey J. Kormos, Director

Corporate Headquarters                     Independent Auditors
Combined Penny Stock Fund, Inc.            Stockman Kast Ryan & Company, LLP.
6180 Lehman Drive, Suite 103               102 North Cascade Avenue, Suite 450
Colorado Springs, CO  80918-3415           Colorado Springs, CO  80903-1418

Custodian of Portfolio Securities          Counsel

US Bank                                    Brenman, Key & Bromberg, P.C.
                                           Mellon Financial Center
                                           1775 Sherman Street, Suite 1001
                                           Denver, CO  80203

Statement of Assets and Liabilities as of September 30, 2001
-------------------------------------------------------------------------------
Assets
Investments:

Investments in securities of unaffiliated issuers
 (identified cost $1,412,094)                                        $  339,139
Investments in securities of affiliated issuers
(identified cost $209,354)                                                1,882
Total                                                                   341,021

Cash and Equivalents                                                    588,534

Total Assets                                                            929,555
Liabilities
Payables:
Accounts Payable                                                          1,177

Total Liabilities                                                         1,177

Net Assets                                                            $ 928,378

Net Asset Value per Share                                             $    .019


Analysis of Net Assets

Common Stock, $.001 par value, 100,000,000 shares

    authorized, 49,016,000 issued and outstanding                    $   49,016
Additional paid-in capital                                            5,901,526
Net capital paid in on shares of capital stock                       $5,950,542

Accumulated Loss:

Net investment loss                                                  (3,230,868)
Accumulated realized loss                                              (510,870)
Net unrealized depreciation of investments                           (1,280,426)
Total accumulated loss                                               (5,022,164)

Net Assets                                                           $  928,378
                        See notes to financial statements

                                                                               2

Schedule of Investments in Unaffiliated Issuers as of September 30, 2001
-------------------------------------------------------------------------------
Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                          Common Stocks - 32.89%

                          Capital Foods - 1.10%

20,000  International Airline Support Group, Inc.                    $   10,200

                         Communications - 5.98%

 2,080  Worldcom, Inc.                                               $   31,283
 4,000  L M Ericsson Telephone Company                                   13,960
 9,000  CMGI, Inc.                                                        9,000
 5,000  MDU Communications, Int'l                                         1,250
 5,682  Voice It Worldwide, Inc. - units                                      0
        Group Subtotal:                                                  55,493


                        Data Processing\Computer - 6.70%

 6,000  Atmel Corporation                                            $   40,080
 5,000  Cray, Inc.                                                       10,250
 6,000  Palm, Inc.                                                        8,760
10,000  High Speed Access Corp.                                           1,600
10,000  Syscom Int'l. Corp.                                               1,450
 7,500  Prism Software Corporation                                          113
        Group Subtotal:                                                  62,253


                               Electronics - 1.94%

 3,000  Lucent Technologies, Inc.                                    $   17,190
 5,800  Surge Components, Inc.                                              870
        Group Subtotal:                                                  18,060






                                                                               3

Schedule of Investments in Unaffiliated Issuers as of September 30, 2001
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                          Common Stocks - 32.89% (Continued)

                              Entertainment - .02%

 13,000  IRV.com, Incorporated                                              162


                                 Finance - 2.36%

  2,500  Netbank, Inc.                                               $   20,925
  2,500  Global Capital Partners, Inc.                                      950
         Group Subtotal:                                                 21,875


                           Hobbies/Collectors - 1.70%

 20,000  Collectors Universe, Inc.                                   $   15,800


                                          Manufacturing - 2.42%

 15,000  Guardian Technologies, Inc.                                 $    9,150
  2,000  Concord Camera, Inc.                                             8,760
 10,000  Luxor Industrial Corp.                                           1,712
 36,500  Veritec, Inc.                                                    1,369
  2,500  Zapworld.com                                                     1,050
    800  Aura Systems, Inc.                                                 352
135,000  Cable and Co. Worldwide, Inc.                                       41
    600  Sooner Holdings                                                      9
  3,333  Training Devices, Inc. (b)                                           0
         Group Subtotal:                                                 22,443









                                                                               4

Schedule of Investments in Unaffiliated Issuers as of September 30, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                    Common Stocks - 32.89% (Continued)

                             Medical - 1.87%

70,000  Miracor Diagnostics, Inc.                                    $    8,750
 2,500  Sigma Pharmaceuticals, Inc.                                       6,450
 4,900  Healthwatch, Inc.                                                 1,911
10,000  White Wing Labs, Inc.                                               225
25,000  9A Investment Holding Corporation                                     0
65,000  Organic Solutions, Inc.                                               0
        Group Subtotal:                                                  17,336

                                  Mining - .28%

19,500  Globex Mining Enterprises, Inc.                              $    2,595


                               Oil and Gas - 4.61

13,000  The Exploration Corporation                                   $  28,210
 3,000  Petroleum Development, Corp                                      14,610
        Group Subtotal:                                                  42,820


                                 Retail - 3.91%

10,000  Officemax, Inc.                                               $  30,500
 4,000  House2Home, Inc.                                                  5,200
   928  Premier Concepts, Inc.                                              585
27,000  ProductExpress.com eBusiness Services, Inc.                          67
        Group Subtotal:                                                  36,352


TOTAL COMMON STOCKS (Cost $1,367,094)                                 $ 305,389





                                                                               5

Schedule of Investments in Unaffiliated Issuers as of September 30, 2001
-------------------------------------------------------------------------------

Shares or

Principal                                                             Value (a)
-------------------------------------------------------------------------------


                             Corporate Notes - 3.64%

$  45,000  Sea Ranch California, LLC., 12% per annum due 2001            33,750
                 (Cost $45,000)


Total Investments in Securities of Unaffiliated Issuers

 (Cost $1,412,094)                                                    $ 339,139



Schedule of Investments in Affiliated Issuers as of September 30, 2001
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                  Common Stocks - .20%

          60,210  Global Casinos, Inc. (c)                           $    1,882
         120,000  Global Casinos, Inc. (b)(c)                                 0
                  Group Subtotal:                                         1,882

  Total Investments in Securities of Affiliated Issuers

      (Cost  $209,354)                                               $    1,882



Total Investments in Securities of Unaffiliated

   Issuers  (Cost $1,412,094)                          36.53%        $  339,139
Total Investments in Securities of Affiliated
   Issuers (Cost $209,354)                               .20%             1,882
Other Assets, Net of Liabilities                       63.27%           587,357
Net Assets                                            100.00%        $  928,378


         (a) See Notes 1 and 2 of notes to financial statements. (b) Restricted security, see Note 2 of notes to financial statements. (c) See Note 3 of notes to financial statements

                        See notes to financial statements

                                                                               6

Statement of Operations for the Year Ended September 30, 2001


Investment Loss:

Interest income (including $5,434 from affiliate)                   $    42,569
Total income                                                             42,569
Expenses:
Salaries                                                                 51,878
Accounting services and administration                                   42,000
Directors' fee                                                           16,000
Reports to shareholders                                                  13,740
Audit                                                                     8,494
Transfer agent                                                            6,087
Office                                                                    3,386
Custodian                                                                 2,616
Travel                                                                    1,110
Legal                                                                        20
Other                                                                     1,114
Total expenses                                                          146,445
Net Investment Loss                                                    (103,876)
Net Realized and Unrealized Gain(Loss) on Investments:
Net realized gain from investment transactions                          165,955
Net unrealized depreciation of investments                             (514,263)
Net Loss on Investments                                                (348,308)
Net Decrease in Net Assets from Operations                          $  (452,184)

Statements of Changes in Net Assets for the Years Ended September 30, 2001
   and 2000

                                                          2001             2000
From Operations:

Net investment loss                                  $  (103,876)    $ (103,689)
Net realized gain from investment transactions           165,955        196,735
Net unrealized appreciation(depreciation) of
 investments                                            (514,263)        24,507
Net increase(decrease) in net assets from operations    (452,184)       117,553
From Capital Stock Transactions:

Purchase of treasury stock (1,755,000 and 1,150,000 shares

  in 2001 and 2000, respectively)                        (40,054)       (23,825)
Net Assets - beginning of period                       1,420,616      1,326,888
Net Assets - end of period                            $  928,378    $ 1,420,616
                        See notes to financial statements

                                                                               7

Financial Highlights

-------------------------------------------------------------------------------

                                         For the Years Ended
                                            September  30...

                                      2001     2000     1999      1998     1997
Per Share:

Income from  investments           $ .001    $ .001   $ .001    $ .001   $ .001

Expenses                            (.003)    (.003)   (.003)    (.002)   (.002)
Net investment  loss                (.002)    (.002)   (.002)    (.001)   (.001)

Net realized gain and realized
appreciation  (depreciation)  of
investments                         (.007)     .004     .008     (.013)    .004

Net  increase  (decrease)  in net
asset value                         (.009)     .002     .006     (.014)    .003

Net Asset Value:

Beginning of year                    .028      .026     .020      .034     .031

End of year                        $ .019    $ .028   $ .026    $ .020   $ .034

Total  investment  return (1)      32.14)%    7.69%   30.00%   (41.18)%   9.68%


Ratios:

Expenses to average net assets     12.24%    11.81%   10.74%     8.23%    7.87%
Net investment

  loss to average net assets       8.69%      7.25%    7.03%     6.09%    3.33%

Portfolio turnover rate (2)      114.47%     95.72%   33.00%    67.13%   96.88%

(1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the year ended September 30, 2001 were $732,137 and $712,424, respectively.

                        See notes to financial statements

                                                                               8

Notes to Financial Statements

-------------------------------------------------------------------------------


1. Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and corporate notes, are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of September 30, 2001 are non-income producing securities.

Concentration of Cash - As of September 30, 2001, the Fund had a money market deposit at a bank of $576,794 which is in excess of the federally insured limit.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                                               9

2.  Restricted and Thinly-traded Securities

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 2001. These securities comprised 0% of the Fund's net assets at such time.

Description                      Date of Acquisition

                                                           Cost           Value
Training Devices, Inc.           February 20, 1997     $ 12,500        $     --
Global Casinos, Inc.             August 1, 2001          59,800              --

The Fund has no right to require registration of the above restricted securities.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $51,330 as of September 30, 2001, representing 5% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a material change in such valuations could occur in the near term.

3. Investments in Securities of Affiliated Issuers

At September 30, 2001, the Fund holds either a direct or indirect ownership of 5% or more of the voting securities of the following securities:

                                                                Purchases During

                                                   Fair      The Year Ended

Description                            Cost        Value     September 30, 2001
Global Casinos, Inc.                $ 149,554   $  1,882          $       0
Global Casinos, Inc. - restricted      59,800          0             59,800
                                    $ 209,354   $  1,882          $  59,800

The restricted shares of Global Casinos, Inc. stock were acquired through the conversion of a loan to Global Casinos, Inc. with a basis of $59,800 on August 1, 2001.

4.  Unrealized Gains and Losses

At September 30, 2001, the net unrealized depreciation of investments of $1,280,427 was comprised of gross appreciation of $17,469 for those investments having an excess of value over cost and gross depreciation of $1,297,896 for those investments having an excess of cost over value.

5.  Income Taxes

There is no income tax provision in 2001 as the deferred tax assets relating to accumulated losses and unrealized depreciation of approximately $800,000 continue to be fully reserved. The deferred tax assets and related valuation allowance each increased $160,000 during the year ended September 30, 2001 due to the increase in unrealized depreciation. Accumulated net investment loss carryovers for income tax purposes total approximately $890,000 at September 30, 2001, and will expire in varying amounts through 2008.

                                                                              10

6. Securities and Exchange Commission Examination

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations. However, the ultimate outcome of this matter is not determinable at this time.

                         End of notes to financial statements




                                                                              11

-------------------------------------------------------------------------------
                          Independent Auditors' Report

To the Board of Directors and Shareholders,
Combined Penny Stock Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Combined Penny Stock Fund, Inc. (the "Fund") including the schedules of investments in unaffiliated and affiliated issuers as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Combined Penny Stock Fund, Inc. at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

STOCKMAN KAST RYAN & COMPANY, LLP.
Colorado Springs, Colorado
October 18, 2001

                                                              PRSRT STD
                                                            U.S. POSTAGE
                                                                PAID
                                                            Co. Spgs., CO
                                                           Permit No. 440

Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918-3415

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]




ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $8,500 in 2000 and $8,800 in 2001.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,800 in 2000 and $1,600 in 2001. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Stockman Kast Ryan & Company LLP must be pre-approved by the audit committee. All services performed during 2000 and 2001 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 0%

     (d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2000 and NONE in 2001.

(h) The registrants audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant last fiscal half-year (the registrant second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

--------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Combined Penny Stock Fund, Inc.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf,  President

Date:  November 09, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf, President

Date:   November 09, 2004

By (Signature and Title)* /s/Stan Pittman
Stan Pittman, Chief Accounting Officer

Date:  November 09, 2004

Fund Directors

                                   Business Experience
                                   and Directorships

Name, Age and Address  Position    During the Past 5 Years

---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                                  1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73) Secretary From April 1990 to October 1991, P.O. Box 1679 since April Dr. Nacht was Secretary of Redwood Edwards, CO 81632 1990 MicroCap Fund, Inc. ("RWCF"). From

                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.

Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the Colorado Springs chapter of the National Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary